ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Segments, Geographical Areas [Abstract]
Balance as of January 1		$ 20,091	$ 14,689
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		12,621	16,975
Revenue recognized that was included in the contract liability balance at the beginning of the period		(17,576)	(11,573)
Balance as of December 31		15,136	20,091
Contract liability presented in non-current liabilities	[1]	3,043	3,336
Contract liability presented in current liabilities		$ 12,093	$ 16,755

[1]	As of December 31, 2025, non-current deferred revenue is estimated to be recognized as following: 76% in year 2027 and the rest in year 2028-2030.